Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
Series Seed preferred stock	$ 28	$ 42	$ 42
Series A preferred stock	62	62	62
Total	222,473,383	196,804,208	191,270,364
Series Seed preferred stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
Series Seed preferred stock	42,298,151	42,298,151	42,298,151
Series Seed-1 preferred stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
Series Seed-1 preferred stock	3,563,412	3,563,412	3,563,412
Series Seed-2 preferred stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
Series Seed-2 preferred stock	4,751,218	4,751,218	4,751,218
Series A preferred stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
Series A preferred stock	61,962,132	61,962,132	61,962,132
Series A-1 preferred stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
Series A-1 preferred stock	32,301,028
FF preferred common stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
FF preferred stock	20,000,000
Options outstanding under stock incentive plan [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
Options outstanding under stock incentive plan	35,538,222	29,358,286	24,598,969
Options outstanding outside of stock incentive plan [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
Options outstanding outside of stock incentive plan	545,454	545,454	545,454
Common stock warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
Common stock warrants	1,250,000	1,250,000	1,250,000
Preferred stock warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
Preferred stock warrants	774,527	$ 774,527
SAFE notes outstanding [Member]
Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per share [Line Items]
SAFE notes outstanding (shares not reserved)	$ 19,489,239